J.P. Morgan Acceptance Corporation II ABS-15G

Exhibit 99.16

JPM Loan ID	Seller Loan ID	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
305042061	(redacted)	Funded	2	2	1	1				Low DTI - DTI (redacted), up to (redacted) acceptable.; Verified credit history - FICO (redacted), minimum required (redacted).;	CRED 0083 Asset Documentation is Insufficient - Per (redacted) depository accounts must be documented with (redacted) months bank statements, file includes verification of assets reports that do not cover (redacted) months. (redacted) is only documented from (redacted). - EV2/B - Finding is downgraded with the attached post-consummation dated verification of assets to complete (redacted) days documentation requirement. Assets documented at closing were sufficient to cover cash to close.
305042610	(redacted)	Funded	1	1	1	1	CRED 0105 Missing Copy of Unexpired, Government-issued ID - Missing copies of the borrowers unexpired government issued ID's. No ID or completed Patriot Act form in file. - 02/16/2026 Finding is cleared with the attached copies of the borrowers unexpired government issued IDs.